Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (6,263)	$ (20,613)	$ (8,131)
Included in OCI	893	4,656	342
Net	(5,370)	(15,957)	(7,789)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(9)
Net			(9)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,481)	(8,306)	(1,317)
Included in OCI		4,205	342
Net	(1,481)	(4,101)	(975)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		1	84
Included in OCI		(1)
Net			84
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,338)	(785)	(380)
Included in OCI	893	452
Net	(1,445)	(333)	(380)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(3,819)	(9,090)	(1,622)
Included in OCI	893	4,656	342
Net	(2,926)	(4,434)	(1,280)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,422)	(11,103)	(3,430)
Net	(2,422)	(11,103)	(3,430)
Limited Partner Interest
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(22)	(420)	(3,079)
Net	$ (22)	$ (420)	$ (3,079)